COMMITMENTS AND CONTINGENCIES (Future Minimum Rental Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 141,421
2017	122,775
2018	109,272
2019	89,163
2020	48,530
Thereafter	169,704
Total future obligation payments due	$ 680,865